Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,504,900
Previously Paid Amount	0.00
Total Fee Amount	1,036.43
Total Offset Amount	0.00
Net Fee	1,036.43
Narrative - Max Aggregate Offering Price	$ 7,504,900
Final Prospectus	true